Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	$ 946,380	$ 765,567
IFRS 16 Transition		96,049
Additions	50,272	349,129
Disposals	(22,868)	(6,995)
Other	(25,359)	(32,901)
Depreciation	(66,543)	(74,475)
Impairment	(272,989)	(148,234)
Foreign currency translation	(2,800)	(1,760)
Ending balance, property, plant and equipment	606,093	946,380
Proceeds from government grant	3,636	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1,221,371
Ending balance, property, plant and equipment	1,073,831	1,221,371
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(126,757)
Ending balance, property, plant and equipment	(194,749)	(126,757)
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	148,234
Ending balance, property, plant and equipment	272,989	148,234
Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Proceeds from government grant	3,600
Reduction in carrying value from government grants	3,600
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	863,507	763,928
IFRS 16 Transition		0
Additions	47,827	339,743
Disposals	(8,511)	(4,869)
Other	(23,804)	(24,428)
Depreciation	(58,327)	(63,131)
Impairment	(272,989)	(145,818)
Foreign currency translation	(2,855)	(1,918)
Ending balance, property, plant and equipment	544,848	863,507
Owned assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	1,124,370
Ending balance, property, plant and equipment	996,904	1,124,370
Owned assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(115,045)
Ending balance, property, plant and equipment	(179,067)	(115,045)
Reclassification of property, plant and equipment	4,100
Owned assets | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	145,818
Ending balance, property, plant and equipment	272,989	145,818
Owned assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	30,592	39,532
IFRS 16 Transition		0
Additions	0	337
Disposals	(5,422)	0
Other	2,575	(8,347)
Depreciation	0	0
Impairment	(3,380)	(893)
Foreign currency translation	(388)	(37)
Ending balance, property, plant and equipment	23,977	30,592
Reclassification of property, plant and equipment	(900)
Owned assets | Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	31,485
Ending balance, property, plant and equipment	27,357	31,485
Owned assets | Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Owned assets | Land | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	893
Ending balance, property, plant and equipment	3,380	893
Owned assets | Real estate
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	380,676	395,055
IFRS 16 Transition		0
Additions	249	32,614
Disposals	(157)	(267)
Other	(19,173)	69,001
Depreciation	(24,074)	(33,942)
Impairment	(8,582)	(82,721)
Foreign currency translation	(676)	936
Ending balance, property, plant and equipment	328,263	380,676
Reclassification of property, plant and equipment	25,100
Owned assets | Real estate | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	515,264
Ending balance, property, plant and equipment	413,589	515,264
Owned assets | Real estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(51,867)
Ending balance, property, plant and equipment	(76,744)	(51,867)
Owned assets | Real estate | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	82,721
Ending balance, property, plant and equipment	8,582	82,721
Owned assets | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	311,533	222,884
IFRS 16 Transition		0
Additions	43,084	261,830
Disposals	(879)	(2,128)
Other	(25,288)	(130,522)
Depreciation	0	0
Impairment	(249,434)	(37,741)
Foreign currency translation	(1,377)	(2,790)
Ending balance, property, plant and equipment	77,639	311,533
Reclassification of property, plant and equipment	(30,200)
Owned assets | Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	349,274
Ending balance, property, plant and equipment	327,073	349,274
Owned assets | Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Owned assets | Construction in progress | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	37,741
Ending balance, property, plant and equipment	249,434	37,741
Owned assets | Computer software & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	18,152	15,483
IFRS 16 Transition		0
Additions	1,370	9,660
Disposals	(140)	(52)
Other	(734)	142
Depreciation	(8,955)	(6,973)
Impairment	(1,865)	(108)
Foreign currency translation	(13)	0
Ending balance, property, plant and equipment	7,815	18,152
Owned assets | Computer software & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	30,947
Ending balance, property, plant and equipment	34,001	30,947
Owned assets | Computer software & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(12,687)
Ending balance, property, plant and equipment	(24,321)	(12,687)
Owned assets | Computer software & equipment | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	108
Ending balance, property, plant and equipment	1,865	108
Owned assets | Furniture & fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	6,114	6,465
IFRS 16 Transition		0
Additions	110	4,594
Disposals	(434)	(120)
Other	2,271	(3,417)
Depreciation	(1,859)	(1,192)
Impairment	(285)	(139)
Foreign currency translation	(8)	(77)
Ending balance, property, plant and equipment	5,909	6,114
Reclassification of property, plant and equipment	(2,500)
Owned assets | Furniture & fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	9,888
Ending balance, property, plant and equipment	11,938	9,888
Owned assets | Furniture & fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(3,635)
Ending balance, property, plant and equipment	(5,744)	(3,635)
Owned assets | Furniture & fixtures | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	139
Ending balance, property, plant and equipment	285	139
Owned assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	116,440	84,509
IFRS 16 Transition		0
Additions	3,014	30,708
Disposals	(1,479)	(2,302)
Other	16,545	48,715
Depreciation	(23,439)	(21,024)
Impairment	(9,443)	(24,216)
Foreign currency translation	(393)	50
Ending balance, property, plant and equipment	101,245	116,440
Reclassification of property, plant and equipment	9,000	(34,300)
Owned assets | Production & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	187,512
Ending balance, property, plant and equipment	182,946	187,512
Owned assets | Production & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(46,856)
Ending balance, property, plant and equipment	(72,258)	(46,856)
Owned assets | Production & other equipment | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	24,216
Ending balance, property, plant and equipment	9,443	24,216
Owned assets | Restructuring Facilities and Colombia Land
Reconciliation of changes in property, plant and equipment [abstract]
Transfer of land and real estate to held for sale	24,000
Owned assets | Operating Subleases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment
Ending balance, property, plant and equipment	3,400
Owned assets | Exeter, Jamaica, and Uruguay Properties
Reconciliation of changes in property, plant and equipment [abstract]
Transfer of land and real estate to held for sale		25,900
Right-of-use lease assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	82,873	1,639
IFRS 16 Transition		96,049
Additions	2,445	9,386
Disposals	(14,357)	(2,126)
Other	(1,555)	(8,473)
Depreciation	(8,216)	(11,344)
Impairment	0	(2,416)
Foreign currency translation	55	158
Ending balance, property, plant and equipment	61,245	82,873
Decrease through derecognition	5,300
Right-of-use lease assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	97,001
Ending balance, property, plant and equipment	76,927	97,001
Right-of-use lease assets | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(11,712)
Ending balance, property, plant and equipment	(15,682)	(11,712)
Right-of-use lease assets | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	2,416
Ending balance, property, plant and equipment	0	2,416
Right-of-use lease assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	27,075	0
IFRS 16 Transition		30,936
Additions	0	169
Disposals	(3,605)	0
Other	0	(3,243)
Depreciation	(675)	(787)
Impairment	0	0
Foreign currency translation	(18)	0
Ending balance, property, plant and equipment	22,777	27,075
Right-of-use lease assets | Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	27,862
Ending balance, property, plant and equipment	23,748	27,862
Right-of-use lease assets | Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(787)
Ending balance, property, plant and equipment	(971)	(787)
Right-of-use lease assets | Land | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	0
Right-of-use lease assets | Real estate
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	53,403	0
IFRS 16 Transition		62,817
Additions	1,946	7,764
Disposals	(10,469)	(1,957)
Other	(1,449)	(5,230)
Depreciation	(6,514)	(7,732)
Impairment	0	(2,416)
Foreign currency translation	(60)	157
Ending balance, property, plant and equipment	36,857	53,403
Right-of-use lease assets | Real estate | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	63,548
Ending balance, property, plant and equipment	48,134	63,548
Right-of-use lease assets | Real estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(7,729)
Ending balance, property, plant and equipment	(11,277)	(7,729)
Right-of-use lease assets | Real estate | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	2,416
Ending balance, property, plant and equipment	0	2,416
Right-of-use lease assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	2,395	1,639
IFRS 16 Transition		2,296
Additions	499	1,453
Disposals	(283)	(169)
Other	(106)	0
Depreciation	(1,027)	(2,825)
Impairment	0	0
Foreign currency translation	133	1
Ending balance, property, plant and equipment	1,611	2,395
Right-of-use lease assets | Production & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	5,591
Ending balance, property, plant and equipment	5,045	5,591
Right-of-use lease assets | Production & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	(3,196)
Ending balance, property, plant and equipment	(3,434)	(3,196)
Right-of-use lease assets | Production & other equipment | Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	0
Ending balance, property, plant and equipment	0	$ 0
Right-of-use lease assets | Operating Subleases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment
Ending balance, property, plant and equipment	$ 100